Share Repurchase Programs	12 Months Ended
Dec. 31, 2019
Share Repurchase Programs
Share Repurchase Programs
24.	Share Repurchase Programs

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital first with any remaining excess charged entirely to retained earnings.

In November 2017, the Company announced that its board of directors approved a new share repurchase program of up to US$1.0 billion of the Company's outstanding ADSs for a period not to exceed 12 months. On June 11, 2018, the Company announced that its board of directors approved an amendment to its share repurchase program, authorizing the repurchase of up to an additional US$1.0 billion of the Company’s outstanding ADSs. This expands the US$1.0 billion repurchase program that was approved on November 15, 2017 for a period not to exceed 12 months, bringing the total authorized repurchase amount to US$2.0 billion. As of expiration date of the program, the Company has repurchased approximately 4.6 million ADSs (equivalent to 114.9 million ordinary shares) for approximately US$1,178.5 million under this program.

In November 2018, the Company announced that its board of directors approved a new share repurchase program of up to US$1.0 billion of the Company's outstanding ADSs for a period not to exceed 12 months. As of expiration date of the program, the Company has repurchased approximately 1,015 ADSs (equivalent to 25,375 ordinary shares) for approximately US$0.2 million under this program.

In November 2019, the Company announced that its board of directors has approved a share purchase program of up to US$20.0 million of Youdao’s outstanding ADSs for a period not to exceed 12 months. As of December 31, 2019, approximately 50,000 ADSs had been purchased under this program.

In February 2020, the Company announced that its board of directors had approved a share repurchase program of up to US$1.0 billion of the Company’s outstanding ADSs for a period not to exceed 12 months.